Summary of Accounting Principles (Collaborative Arrangements) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborators interests existing programs low end	14.00%
Collaborators interests existing programs high end	50.00%
Partner share individual program maximum	31.00%
Cost of Goods Sold [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborator Share Of Revenues Amount	$ 1,547	$ 1,778	$ 1,820
Collaborator Share Of Program Costs Amount	104	103	127
Cost of Services [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborator Share Of Revenues Amount	652	354	273
Research and Development Expense [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborator Share Of Program Costs Amount	248	122	194
Selling General and Administrative [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborator Share Of Program Costs Amount	$ 5	$ 4	$ 5